Commitments and Contingencies - Balance Sheet (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Right of use assets	$ 75	$ 16	$ 20
Liabilities
Current lease liabilities		$ 7	$ 7
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Current	Other Liabilities, Current
Lease liabilities - non-current	$ 73	$ 11	$ 16